Trade and Other Receivables - Schedule of Provision Matrix Trade Receivables (Details) - Lifetime expected credit losses [member] - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 2,097,071	RM 2,518,122
Not Past Due [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
One to Thirty Days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	135,192
Later than two months and not later than three months [member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	54,898
Sixty One Days to Two Hundred Ten Days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	953,938	480,326
Two Hundred Eleven Days to Two Hundered Forty Days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	670,538
Over Two Hundred fourty One Days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 282,505	RM 2,037,796